Nature of business and operations (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended							0 Months Ended				0 Months Ended								3 Months Ended
	May 11, 2009	Mar. 31, 2014 segment	Mar. 31, 2013	Dec. 31, 2013 segment	Dec. 31, 2012	May 11, 2009 Ilios stockholder	May 04, 2009 Ilios	Mar. 31, 2014 Ilios	Dec. 31, 2013 Ilios	Dec. 31, 2012 Ilios	Dec. 31, 2011 Ilios	Dec. 31, 2010 Ilios	Jan. 19, 2012 Ilios Private placement to accredited investors	Jul. 24, 2009 Ilios Private placement to accredited investors	Mar. 31, 2014 Ilios Private placement to accredited investors	Dec. 31, 2013 Ilios Private placement to accredited investors	Dec. 28, 2012 Ilios Private placement to Tecogen	Dec. 29, 2011 Ilios Private placement to Tecogen	Jun. 03, 2011 Ilios Private placement to Tecogen	Mar. 31, 2014 Ilios Private placement to Tecogen	Dec. 31, 2013 Ilios Private placement to Tecogen	Dec. 31, 2012 Ilios Private placement to Tecogen	Mar. 31, 2014 Restricted stock Ilios	Dec. 31, 2013 Restricted stock Ilios	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum
Sale of Stock By Subsidiary [Line Items]
Products		$ 1,944,776	$ 2,052,665	$ 6,346,050	$ 7,453,222
Services		2,270,981	1,993,653	9,503,819	7,800,750
Investment in subsidiary							8,400
Number of shares of subsidiary common stock received by the Company							8,400,000
Number of shares of subsidiary common stock sold by the Company						1,400,000
Subsidiary common stock sold by the Company, price in usd per share						$ 0.50
Number of stockholders who purchased the subsidiary shares						2
Extinguishment of demand notes payable, convertible debentures and accrued interest	700,000
Subsidiary sale of stock, shares													1,000,000	2,710,000			1,000,000	1,000,000	500,000
Subsidiary sale of stock, price in usd per share														$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Proceeds received by subsidiary for issuance of stock													500,000	1,352,500			500,000	500,000	250,000
The Company's ownership percentage in subsidiary								65.00%	65.00%	67.40%	63.00%	63.00%									67.40%		63.70%	63.70%
Number of Operating Segments		1		1
Revenue, Net		4,215,757	4,046,318	15,849,869	15,253,972
Loss on Contracts		217,000	300,000
Advertising expense		48,439	29,000
Cash, Uninsured Amount		2,248,969
Cash insured		250,000
Allowance for doubtful accounts		103,800		154,400
Useful life - years																									3 years	15 years
Research and development costs reimbursed by government agencies			67,000
Research and development expenditures		$ 203,000	$ 161,000